Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated January 28, 2013
Janus Forty Fund

Ticker:	JDCAX	Class A Shares	JARTX	Class S Shares	JFRNX	Class N Shares	JACTX	Class T Shares
	JACCX	Class C Shares	JCAPX	Class I Shares	JDCRX	Class R Shares

INVESTMENT OBJECTIVE

Janus Forty Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T

Management Fees (may adjust up or down)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses(1)	0.27%	0.23%	0.31%	0.11%	0.03%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.00%	1.71%	1.04%	0.59%	0.51%	1.27%	0.77%

(1)	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$875	$1,096	$1,729
Class C Shares	$274	$539	$928	$2,019
Class S Shares	$106	$331	$574	$1,271
Class I Shares	$60	$189	$329	$738
Class N Shares	$52	$164	$285	$640
Class R Shares	$129	$403	$697	$1,534
Class T Shares	$79	$246	$428	$954

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If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$875	$1,096	$1,729
Class C Shares	$174	$539	$928	$2,019
Class S Shares	$106	$331	$574	$1,271
Class I Shares	$60	$189	$329	$738
Class N Shares	$52	$164	$285	$640
Class R Shares	$129	$403	$697	$1,534
Class T Shares	$79	$246	$428	$954

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions

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where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares, Class A Shares, Class C Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Forty Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.

•	The performance shown for Class S Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class S Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class A Shares reflects the performance of the JAD predecessor fund’s Class A Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class A Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class A Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class A Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class C Shares reflects the performance of the JAD predecessor fund’s Class C Shares from September 30, 2002 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class C Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2002, the performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class C Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2002 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares reflects the performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to November 28, 2005, the performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class I Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to November 28, 2005 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

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•	The performance shown for Class N Shares reflects the performance of the Fund’s Class S Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the period from August 1, 2000 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization of those Class S Shares into the Fund), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class N Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class R Shares reflects the performance of the JAD predecessor fund’s Class R Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class R Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class R Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class T Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class T Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class T Shares of the Fund had been available during each period prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares, Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class R Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

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Annual Total Returns for Class S Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
18.92%	17.64%	14.60%	10.18%	35.57%	−44.02%	43.53%	5.62%	−7.32%	23.65%

Best Quarter: Second Quarter 2009 20.90% Worst Quarter: Fourth Quarter 2008 −25.11%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (5/1/97)
Class S Shares

Return Before Taxes	23.65%	−0.56%	8.82%	9.64%

Return After Taxes on Distributions	23.60%	−0.73%	8.67%	9.51%

Return After Taxes on Distributions and Sale of Fund Shares(1)	15.43%	−0.53%	7.80%	8.73%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(2)	16.68%	−1.54%	8.37%	9.35%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(3)	21.63%	−1.13%	8.23%	9.09%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for expenses, fees, or taxes)

Class I Shares

Return Before Taxes	24.15%	−0.11%	8.82%	9.64%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for expenses, fees, or taxes)

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Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (5/1/97)

Class N Shares

Return Before Taxes	23.65%	−0.56%	8.82%	9.64%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for expenses, fees, or taxes)

Class R Shares

Return Before Taxes	23.33%	−0.81%	8.55%	9.40%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for expenses, fees, or taxes)

Class T Shares

Return Before Taxes	23.96%	−0.56%	8.82%	9.64%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for periods following July 6, 2009; for the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) for the periods August 1, 2000 to July 6, 2009; and actual distributions for other classes of shares for periods prior to August 1, 2000. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class S Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class S Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

6 ï Janus Investment Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, Class R Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class N Shares

No minimum investment requirements imposed by the Fund	None

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class R Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

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